10. Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Net Tables
Intangible assets, net
	2013	2012
	RMB’000	RMB’000

Patents	2,750	2,850
Others	165	161

	2,915	3,011

Less: Accumulated amortisation	(665)	(318)

	2,250	2,693